Organization and Description of Business (Details Narrative) (10-K) - USD ($)					6 Months Ended
	Jun. 04, 2020	Nov. 20, 2018	Nov. 20, 2018	Nov. 09, 2018	Nov. 30, 2020	May 31, 2019	Aug. 21, 2018	Aug. 22, 2017
Deposit in trust account							$ 303,610
Price per unit under trust account							$ 0.058
Share price	$ 9.28
Number of shares issued	10,738				250,000
Number of shares issued upon conversion of convertible securities				520,000
Chardan Capital Markets [Member] | Restricted Stock [Member]
Number of shares issued restricted shares			208,000
Share price		$ 10.21	$ 10.21
Chardan Capital Markets [Member] | Restricted Stock [Member] | General and Administrative Expense [Member]
Number of shares issued restricted shares, value		$ 2,125,000
Smaaash Entertainment Private Limited [Member]
Number of shares issued				2,000,000
Initial Public Offering [Member]
Sale of stock, price per unit								$ 10.00
Number of common stock shares and warrants outstanding				5,119,390
Number of common stock shares eligible for outstanding warrants				5,461,500		5,461,500
Initial Public Offering [Member] | I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares redeemed				4,448,260
Sale of stock, price per unit				$ 10.2187363
Number of shares redeemed, value				$ 45,455,596